------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                October 31, 1997
                               ------------------


                                   Value Line
                                   Convertible
                                   Fund, Inc.



                                     [LOGO]
                                   VALUE LINE
                                    No Load
                                     Mutual
                                     Funds

Value Line Convertible Fund, Inc.


                                                               To Our Value Line
================================================================================
To Our Shareholders:

We are pleased to report that the total return for the Value Line Convertible Fund, Inc. (the "Fund") for the six months ending October 31, 1997 was 15.0%

The stock market has exhibited volatile behavior during the past six months. A strong summer rally, led by energy and technology stocks, was followed by a sharp downturn in October, including a 554 one-day plunge in the Dow Jones Industrials, as investors worried about the potential negative fallout from the spreading Asian currency crisis. The subsequent flight to quality saw U.S. Treasury securities rally strongly with the yield on the 30-year Treasury declining from a high of nearly 6.8% in the summer to about 6.0% at the end of October. This bond market rally, coupled with the ongoing strength in the U.S. economy and bailout plans for some of the battered Asian currencies, sparked a rebound in the U.S. stock market in November. The Dow Jones Industrial Average rallied more than 1,000 points to within a few percentage points of its summer high.

Convertible securities are a typically less volatile investment vehicle than common stocks. The higher current yield gives protection against a downward move in the price of the underlying common stock, while the conversion feature offers some participation in the upward move of the stock. Thus the Fund offers an attractive alternative to investors looking for appreciation, yet wary of the occasional wild gyrations of the stock market.

In making investment decisions, the managers of your Fund rely on the Value Line TimelinessTM Ranking System, which has enjoyed more than thirty years of success in picking stocks that outperform the overall market. The stock ranks provided by the Ranking System are then incorporated into the Value Line Convertible
Ranking System, a proprietary process that identifies attractively priced convertible securities. The combination of these two systems helps the Fund's managers to identify attractively priced convertible securities of favorably ranked stocks. We are currently moving the Fund into more liquid convertible securities, while also maintaining positions with reasonably high current yields, which offer downside protection. The Fund's cash position is approximately 12%, with most of the balance in convertible securities.

We thank you for your interest in the Value Line Convertible Fund, and we look forward to serving your investment needs in the future.


                                          Sincerely,

                                          /s/ Jean Bernhard Buttner

                                          Jean Bernhard Buttner
                                          Chairman and President

December 10, 1997


--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.

Convertible Fund Shareholders
================================================================================

Economic Observations

In contrast to many parts of the world, the basic underpinnings of the U.S. economy appear to be quite sound. Here's a rundown:

Economic Growth: After a strong first three quarters of 1997, in which growth comfortably exceeded 3%, the economy seems to be proceeding at a less frenetic pace. Importantly, this more modest rate of business improvement should prove to be equally sustainable. Overall, we see the domestic economy, which probably grew at an approximate 2.5% rate during the final quarter of 1997, moving ahead at a somewhat more deliberate 2.0%-2.3% pace in the new year. For now, we believe that the still unfolding financial crises in Asia will have only a moderate dampening effect on this country's economic expansion.

Inflation: Here, too, moderation should be a prevailing theme, with prices likely to continue rising at a subdued pace in the months ahead. The ongoing lack of serious labor, energy, and raw materials shortages underscore much of our optimism on the pricing front.

Interest Rates: As has been the case with the economy and inflation, the low level of interest rates has been a pivotal source of support for the financial markets in this country. But will rates continue to provide support? The answer here will depend largely on the upcoming trends in economic growth and inflation. Should both hold at moderate, nonthreatening levels, as we expect, the Federal Reserve will probably opt to keep borrowing costs about where they are through at least the early part of the new year.



Performance Data:*
                                                    Average       Growth of
                                                    Annual        an Assumed
                                                    Total         Investment
                                                    Return        of $10,000
                                                    ------        ----------
 1 year ended 9/30/97...........................    22.06%          $12,206
 5 years ended 9/30/97..........................    15.34%           20,413
10 years ended 9/30/97..........................    10.87%           28,070


* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The Investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total returns at October 31, 1997 for the one-year, five-year and 10-year periods were 18.36%, 14.59%, and 13.56%, respectively.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
================================================================================

Principal
  Amount                                                                Value
--------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS & NOTES (56.3%)

               AIR TRANSPORT (4.3%)
$1,750,000     Reno Air, Inc.
                  9%, 9/30/02..................................... $   1,732,500
 2,000,000     World Airways, Inc.
                  8%, 8/26/04*....................................     1,980,000
                                                                   -------------
                                                                       3,712,500

               BANK (2.0%)
 1,500,000     First State Bancorporation
                  7 1/2%, 4/30/17.................................     1,777,500

               CABLE TV (2.3%)
 2,370,000     Tele-Communications
                  International, Inc.
                  4 1/2%, 2/15/06 ................................     1,993,763

               COMPUTER &
                PERIPHERALS (3.1%)
 1,000,000     Adaptec, Inc.
                  4 3/4%, 2/1/04..................................     1,170,000
 1,000,000     Quantum Corp.
                  7%, 8/1/04......................................     1,043,750
   500,000     Read-Rite Corp.
                  6 1/2%, 9/1/04..................................       448,750
                                                                   -------------
                                                                       2,662,500

               COMPUTER SOFTWARE
                & SERVICES (2.4%)
 2,000,000     MacNeal-Schwendler Corp.
                  7 7/8%, 8/18/04.................................     2,045,000

               DRUG (2.5%)
 3,000,000     ALZA Corp., zero coupon,
                  7/14/14.........................................     1,286,250
 1,000,000     IVAX Corp.
                  6 1/2%, 11/15/01................................       875,000
                                                                   -------------
                                                                       2,161,250

               ELECTRONICS (1.8%)
   500,000     Reptron Electronics, Inc.
                  6 3/4%, 8/1/04..................................       449,375
 1,040,000     Telxon Corp.
                  5 3/4%, 1/1/03..................................     1,145,300
                                                                   -------------
                                                                       1,594,675

               ELECTRIC UTILITY--
                CENTRAL (1.0%)
 1,000,000     NorAm Energy Corp.
                  6%, 3/15/12.....................................       905,000

               ENVIRONMENTAL
                (2.7%)
 2,000,000     United States Filter Corp.
                  4 1/2%, 12/15/01................................     2,340,000

               FINANCIAL SERVICES
                (0.7%)
   500,000     Loews Corp.
                  3 1/8%, 9/15/07.................................       569,375

               HOTEL/GAMING
                (1.2%)
 1,000,000     CapStar Hotel Co.
                  4 3/4%, 10/15/04................................     1,022,500

               INSURANCE--
                DIVERSIFIED (1.3%)
 2,000,000     Fidelity National Financial,
                  Inc. zero coupon,
                  2/15/09 ........................................     1,175,000

               INSURANCE-
                PROPERTY/
                CASUALTY (3.1%)
 3,000,000     Fremont General Corp.
                  zero coupon, 10/12/13...........................     2,711,250

--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 1997
================================================================================

Principal
  Amount                                                                Value
--------------------------------------------------------------------------------

               MEDICAL SERVICES
                (3.1%)
 1,000,000     NovaCare, Inc.
                  5 1/2%, 1/15/00................................. $     952,500
 1,000,000     PhyCor, Inc.
                  4 1/2%, 2/15/03.................................       912,500
 1,000,000     PhyMatrix Corp.
                  6 3/4%, 6/15/03.................................       867,500
                                                                   -------------
                                                                       2,732,500

               OILFIELD SERVICES/
                EQUIPMENT (6.5%)
 1,250,000     Baker Hughes, Inc. zero
                  coupon, 5/5/08..................................     1,117,187
 3,000,000     Key Energy Group, Inc.
                  5%, 9/15/04*....................................     3,041,250
 1,250,000     Parker Drilling Co.
                  5 1/2%, 8/1/04..................................     1,490,625
                                                                   -------------
                                                                       5,649,062

               PUBLISHING (2.1%)
 2,000,000     World Color Press, Inc.
                  6%, 10/1/07.....................................     1,867,500

              R.E.I.T. (2.5%)
 1,000,000     Capstone Capital Corp.
                  6.55%, 3/14/02..................................       940,000
 1,000,000     Developers Diversified
                  Realty Corp.
                  7%, 8/15/99.....................................     1,216,250
                                                                   -------------
                                                                       2,156,250

               RETAIL--SPECIAL
                LINES (1.9%)
   500,000     Inacom Corp.
                  4 1/2%, 11/1/04.................................       505,000
 1,000,000     Jumbosports Inc.
                  4 1/4%, 11/1/00.................................       661,250
   500,000     Michaels Stores, Inc.
                  6 3/4%, 1/15/03.................................       505,000
                                                                   -------------
                                                                       1,671,250

               SHOE (0.9%)
 1,000,000     Converse, Inc.
                  7%, 6/1/04......................................       775,000

               TELECOMMUNICATION
                SERVICES (3.1%)
 1,000,000     General DataComm
                  Industries, Inc.
                  7 3/4%, 9/30/02*................................     1,297,500
 1,000,000     MIDCOM Communications,
                  Inc. 8 1/4%, 8/15/03............................       260,000
 3,000,000     U.S. Cellular Corp.
                  zero coupon, 6/15/15 ...........................     1,125,000
                                                                   -------------
                                                                       2,682,500

               TOBACCO (1.1%)
 1,000,000     Standard Commercial Corp.
                  7 1/4%, 3/31/07.................................       922,500

               THRIFT (4.5%)
   500,000     Bay View Capital Corp.
                  9 1/8%, 8/15/07.................................       515,000
 2,000,000     BankAtlantic Bancorp, Inc.
                  6 3/4%, 7/1/06..................................     3,377,500
                                                                   -------------
                                                                       3,892,500

               OTHER (2.2%)
   500,000     Assisted Living Concepts,
                  Inc. 6%, 11/1/02................................       555,625
 1,250,000     Republic of Italy-Istituto
                  Mazionale delle
                  Assicurazioni Sp.A,
                  5%, 6/28/01 ....................................     1,340,625
                                                                   -------------
                                                                       1,896,250

               TOTAL CONVERTIBLE CORPORATE BONDS
               & NOTES
               (Cost $46,850,795) ................................    48,915,625
                                                                   -------------


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
================================================================================

  Shares                                                               Value
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (26.9%)

               BANK (5.2%)
    20,000     BCP International
                  Bank Ltd.
                  $4.00 exchangeable
                  Series "A" ..................................... $   1,457,500
    16,000     Matewan Bancshares, Inc.
                  $1.875 Series "A"...............................       433,000
    70,000     National Australia Bank,
                  Ltd. 7.875% Cap Units
                  exchangeable Pfd. ..............................     1,946,875
     8,900     Union Planters Corp.
                  $2.00 Series "E"................................       666,387
                                                                   -------------
                                                                       4,503,762

               ENTERTAINMENT (1.4%)
    20,000     Chancellor Media Corp.
                  $3.00 Pfd.*.....................................     1,197,500

               HOTEL/GAMING (0.6%)
               20,000 FelCor Suite Hotels Inc.
                  $1.95 Series "A" ...............................       577,500

               INSURANCE--
                DIVERSIFIED (1.7%)
    20,000     PennCorp Financial Group,
                  Inc. $3.375 Pfd.................................     1,505,000

               NATURAL GAS--
                DIVERSIFIED (1.4%)
    10,000     Williams Companies, Inc.
                  (The) $3.50 Pfd.................................     1,198,750

               R.E.I.T. (4.0%)
    20,000     CRIIMI MAE, Inc.
                  10 7/8%, Series "B".............................       725,000
    10,000     Dynex Capital Inc
                  9.73% Series "C"................................       308,750
    14,000     Excel Realty Trust, Inc.
                  $2.125 Series "A" ..............................       406,000
    40,000     Oasis Residential, Inc.
                  $2.25 Pfd. Series "A" ..........................       972,500
    40,000     Thornburg Mortgage Asset
                  Corp. 9.68%, Series "A" ........................     1,050,000
                                                                   -------------
                                                                       3,462,250

               ETAIL STORE (1.4%)
    50,000     Prime Retail, Inc.
                  $2.125, Series "B"..............................     1,226,562

               STEEL (2.2%)
    40,000     USX Capital Trust,
                  6 3/4% Pfd......................................     1,900,000

               TELECOMMUNICATION
                SERVICES (6.3%)
    20,000     ICG Communications, Inc.
                  6 3/4%, exchangeable Pfd.*......................     1,090,000
    10,365     IXC Communications, Inc.
                  7 1/4%, Jr. Pfd. ...............................     1,497,743
    10,000     Salomon, Inc. 61/4%,
                  exchangeable Notes
                  Series "CSN" ...................................       540,000
    20,000     WorldCom Inc. 8%,
                  Depositary shares (1)...........................     2,340,000
                                                                   -------------
                                                                       5,467,743

               OTHER (2.7%)
    80,000     Kapson Senior Quarters
                  Corp. 8% Pfd.*..................................     2,360,000
                                                                   -------------

               TOTAL CONVERTIBLE
               PREFERRED STOCKS
               (Cost $20,146,609) ................................    23,399,067
                                                                   -------------

--------------------------------------------------------------------------------
6

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 1997
================================================================================

  Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS (4.6%)

               CEMENT &
                AGGREGATES (2.4%)
    37,775     Southdown, Inc...................................... $  2,091,791

               DRUG (0.0%)
     1,053     Crescendo Pharmaceuticals
                  Corp. Class "A"+................................        11,912

               ELECTRONICS (0.3%)
     9,300     Safeguard Scientifics,
                  Inc.+...........................................       288,300

               NATURAL GAS--
                DIVERSIFIED (0.7%)
    10,000     Diamond Offshore
                  Drilling, Inc...................................       622,500

               THRIFT (1.2%)
    77,321     BankUnited Financial
                  Corp. Class A+..................................     1,014,838

               OTHER (0.0%)
     1,860     OAO Technology Solutions
                  Inc., rights expire
                  11/25/97+ ......................................         7,440
                                                                   -------------

               TOTAL COMMON
               STOCKS
               (Cost $2,906,958) .................................     4,036,781
                                                                   -------------

               TOTAL INVESTMENT
               SECURITIES (87.8%)
               (Cost $69,904,362) ................................    76,351,473
                                                                   -------------


Principal
  Amount                                                                Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (13.7%)
(including accrued interest)

$11,900,000    Collateralized by $11,814,000
                  U.S. Treasury Note 5.875%,
                  due 11/30/01 with a value
                  of $12,151,205 (with UBS
                  Securities, LLC, 5.63%,
                  dated 10/31/97, due
                  11/3/97, delivery value
                  $11,905,583).................................... $ 11,901,861

EXCESS OF LIABILITIES
OVER CASH AND
RECEIVABLES (-1.5%) ..............................................   (1,295,409)
                                                                   ------------

NET ASSETS (100.0%) .............................................. $ 86,957,925
                                                                   ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($86,957,925 / 5,914,370
shares outstanding) .............................................. $      14.70
                                                                   ============


* Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

+    Non income producing

(1)  Represents 1/100th of a share of Conv. Pfd.



See Notes to Financial Statements

--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
at October 31, 1997 (unaudited)
================================================================================

Assets:
Investment securities, at value
  (Cost--$69,904,362) .....................................          $76,351,473
Short-term investments
  (Cost-$11,901,861) ......................................           11,901,861
Cash ......................................................               73,858
Interest and dividends receivable .........................              577,882
Receivable for capital shares sold ........................               45,009
                                                                     -----------
    Total Assets ..........................................           88,950,083
                                                                     -----------
Liabilities:
Payable for securities purchased ..........................            1,675,000
Payable for capital shares
  repurchased .............................................              219,235
Accrued expenses:
  Advisory fee ............................................               56,801
  Other ...................................................               41,122
                                                                     -----------
    Total Liabilities .....................................            1,992,158
                                                                     -----------
Net Assets ................................................          $86,957,925
                                                                     -----------
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000,
  outstanding 5,914,370 shares) ...........................          $ 5,914,370
Additional paid-in capital ................................           68,903,748
Undistributed investment
  income--net .............................................              605,468
Accumulated net realized gain
  on investments ..........................................            5,087,228
Unrealized net appreciation of
  investments .............................................            6,447,111
                                                                     -----------
Net Assets ................................................          $86,957,925
                                                                     ===========

Net Asset Value, Offering and
    Redemption Price per
    Outstanding Share
    ($86,957,925 / 5,914,370
    shares outstanding) ...................................          $     14.70
                                                                     ===========

Statement of Operations
for the six months ended October 31, 1997 (unaudited)
================================================================================

Investment Income:
Interest ...............................................           $  1,744,617
Dividend (Net of foreign
  withholding taxes of $11,341) ........................                632,713
                                                                   ------------
    Total Income .......................................              2,377,330
                                                                   ------------
Expenses:
Advisory fee ...........................................                304,145
Auditing and legal fees ................................                 21,160
Transfer agent .........................................                 18,400
Registration and filing fees ...........................                 14,613
Custodian fees .........................................                 10,738
Printing and stationery ................................                  9,200
Directors' fees and expenses ...........................                  9,200
Postage ................................................                  4,600
Telephone ..............................................                  3,680
Insurance, dues and other ..............................                  2,429
                                                                   ------------
    Total Expenses before
      Custody Credits ..................................                398,165
    Less: Custody Credits ..............................                 (3,378)
                                                                   ------------
    Total Expenses .....................................                394,787
                                                                   ------------
Investment Income -- Net ...............................              1,982,543
                                                                   ------------
Realized and Unrealized Gain on
  Investments -- Net:
    Realized Gain--Net .................................              3,557,162
    Change in Unrealized
      Appreciation .....................................              5,145,700
                                                                   ------------
Net Realized Gain and Change
  in Unrealized Appreciation
  on Investments .......................................              8,702,862
                                                                   ------------
Net Increase in Net Assets
  from Operations ......................................           $ 10,685,405
                                                                   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
8

                                                                 Value Line Convertible Fund, Inc.
Statement of Changes in Net Assets
for the six months ended October 31, 1997 (unaudited) and for the year ended April 30, 1997
==================================================================================================
                                                                  Six Months Ended     Year Ended
                                                                  October 31, 1997      April 30,
                                                                    (unaudited)           1997
                                                                  --------------------------------
Operations:
  Investment income--net ........................................   $   1,982,543    $   3,416,967
  Realized gain on investments--net .............................       3,557,162        7,919,219
  Change in unrealized appreciation .............................       5,145,700       (5,752,019)
                                                                    ------------------------------
  Net increase in net assets from operations ....................      10,685,405        5,584,167
                                                                    ------------------------------

Distributions to Shareholders:
  Investment income--net ........................................      (1,817,640)      (3,158,289)
  Realized gains on investments .................................            --         (7,350,053)
                                                                    ------------------------------
  Total distributions ...........................................      (1,817,640)     (10,508,342)
                                                                    ------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares ..............................      41,211,150       95,369,317
  Net proceeds from reinvestment of distributions to shareholders       1,395,682        8,470,140
  Cost of shares repurchased ....................................     (33,200,477)    (102,851,591)
                                                                    ------------------------------
  Increase from capital share transactions ......................       9,406,355          987,866
                                                                    ------------------------------

Total Increase (Decrease) .......................................      18,274,120       (3,936,309)

Net Assets:
  Beginning of period ...........................................      68,683,805       72,620,114
                                                                    ------------------------------
  End of period .................................................   $  86,957,925    $  68,683,805
                                                                    ==============================

Undistributed Investment Income-- net, at end of period .........   $     605,468    $     440,565
                                                                    ==============================





See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)                       October 31, 1997
================================================================================

1.   Significant Accounting Policies

Value  Line  Convertible  Fund,  Inc.  (the  "Fund")  is  registered  under  the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Fund's securities are valued by an independent pricing service approved by the Fund's Board of Directors. Securities for which quotations are not available from the pricing service are valued at the mean between the latest available and representative asked and bid prices provided by dealers in such securities. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amoritzing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)                       October 31, 1997
================================================================================

2.   Capital Share Transactions.

Transactions in capital stock were as follows:

                                                      Six Months
                                                        Ended            Year
                                                      October 31,       Ended
                                                        1997           April 30,
                                                     (unaudited)         1997
                                                     ---------------------------
Shares sold ................................         2,882,734         6,848,012
Shares issued to shareholders
  in reinvestment
  of dividends .............................            97,515           640,516
                                                     ---------------------------
                                                     2,980,249         7,488,528
Shares repurchased .........................         2,321,377         7,382,823
                                                     ---------------------------
Net increase ...............................           658,872           105,705
                                                     ===========================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                 Six Months
                                                               October 31, 1997
                                                                 (unaudited)
                                                               --------------

PURCHASES:
  Investment Securities ................................          $76,556,895
                                                                  ===========

SALES OR REDEMPTIONS:
  Investment Securities ................................          $51,480,344
                                                                  ===========


At October 31, 1997, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $81,806,223. The aggregate appreciation and depreciation of investments at October 31, 1997, based on a comparison of investment values and their costs for federal income tax purposes, was $7,837,260 and $1,390,149 respectively, resulting in a net appreciation of $6,447,111.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  with
     Affiliates

An advisory fee of $304,145 was paid or payable to Value Line, Inc. (the Adviser), for the six months ended October 31, 1997. This was computed at the rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund.

The Advisor and/or affiliated companies owned 174,301 shares of the Fund's capital stock, representing 2.9% of the outstanding shares at October 31, 1997.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                                           Six Months Ended                         Years Ended April 30,
                                            Oct. 31, 1997      ------------------------------------------------------------
                                             (unaudited)          1997            1996         1995       1994       1993
                                           ----------------    ------------------------------------------------------------
Net asset value, beginning
  of period ...............................   $  13.07         $   14.10        $   11.79   $  12.26   $   13.80   $  12.24
                                              -----------------------------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income .................        .34               .70              .66        .74         .71        .62
    Net gains or losses on securities
      (both realized and unrealized) ......       1.61               .50             2.33       (.02)        .11       1.54
                                              -----------------------------------------------------------------------------
    Total from investment operations ......       1.95              1.20             2.99        .72         .82       2.16
                                              -----------------------------------------------------------------------------
  Less distributions:
    Dividends from investment
      income--net .........................       (.32)            (.645)            (.68)      (.76)       (.69)      (.60)
    Distributions from capital gains ......         --            (1.585)              --       (.43)      (1.67)        --
                                              -----------------------------------------------------------------------------
    Total distributions ...................       (.32)           (2.230)            (.68)     (1.19)      (2.36)      (.60)
                                              -----------------------------------------------------------------------------
Net asset value, end of period ............   $  14.70         $   13.07        $   14.10   $  11.79   $   12.26   $  13.80
                                              =============================================================================
Total return ..............................      15.01%+            8.80%           26.07%      6.53%       5.50%     18.16%
                                              =============================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ..........................   $ 86,958         $  68,684        $  72,620   $ 50,523   $  49,823   $ 43,936

Ratio of expenses to average
  net assets ..............................        .99%*(1)         1.01%(1)         1.08%      1.08%       1.07%      1.10%
Ratio of net investment income
  to average net assets ...................       4.93%*            4.94%            5.14%      6.13%       5.32%      4.80%
Portfolio turnover rate ...................         78%+             164%             129%        87%        142%       146%
Average commissions paid per
  share of stock investments
  purchased/sold ..........................   $  .0500         $   .0500(2)



(1)  Before custody credits.

(2)  Disclosure effective for fiscal years beginning on or after 9/1/95.

+    Not annualized.

*    Annualized.




See Notes to Financial Statements.

--------------------------------------------------------------------------------

INVESTMENT ADVISER                           Value Line, Inc.
                                             220 East 42nd Street
                                             New York, NY 10017-5891

DISTRIBUTOR                                  Value Line Securities, Inc.
                                             220 East 42nd Street
                                             New York, NY 10017-5891

CUSTODIAN BANK                               State Street Bank and Trust Co.
                                             225 Franklin Street
                                             Boston, MA 02110

SHAREHOLDER                                  State Street Bank and Trust Co.
SERVICING AGENT                              c/o NFDS
                                             P.O. Box 419729
                                             Kansas City, MO 64141-6729

INDEPENDENT                                  Price Waterhouse LLP
ACCOUNTANTS                                  1177 Avenue of the Americas
                                             New York, NY 10036

LEGAL COUNSEL                                Peter D. Lowenstein, Esq.
                                             Two Greenwich Plaza, Suite 100
                                             Greenwich, CT 06830

DIRECTORS                                    Jean Bernhard Buttner
                                             John W. Chandler
                                             Leo R. Futia
                                             David H. Porter
                                             Paul Craig Roberts
                                             Nancy-Beth Sheerr

OFFICERS                                     Jean Bernhard Buttner
                                             Chairman and President
                                             Bruce H. Alston
                                             Vice President
                                             David T. Henigson
                                             Vice President and
                                             Secretary/Treasurer
                                             Jack M. Houston
                                             Assistant Secretary/Treasurer
                                             Stephen La Rosa
                                             Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                       VLF710227